Investments - Holding gains (losses) on equity securities still held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	$ 132	$ (105)	$ (13)
Included in net investment income	1,829	1,670	1,488
Equity securities
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	122	(107)	$ (15)
Accounting Standards Update 2016-01 | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Net holding gains (losses) on equity securities	140	(97)
Accounting Standards Update 2016-01 | Realized gains (losses) on securities | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Realized gains (losses) on securities still owned	123	(110)
Accounting Standards Update 2016-01 | Investment income | Equity securities | Equity securities still owned
Holding Gains (Losses) on Equity Securities Still Held [Line Items]
Included in net investment income	$ 17	$ 13